Events Subsequent to June 30, 2023	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events Subsequent to June 30, 2023

C/ EVENTS SUBSEQUENT TO JUNE 30, 2024

No significant events occurred between the end of the reporting period and the date on which the condensed consolidated financial statements were signed off by the Board of Directors.